Structured entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	¥ 21,271,427	¥ 19,880,882	¥ 18,319,771
Fair value of assets transferred to structured entities at the end of current year	187,555
Fair value of associated financial liabilities	186,702
Consolidated structured entities [member]
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	628,297	¥ 616,578	¥ 542,777
Securitization Transaction For Some Housing Loans [Member] | Long-term borrowings [member]
Disclosure Of Structured Entities [Line Items]
Liabilities occurred from the securitization transactions	183,886
Securitization Transaction For Some Housing Loans [Member] | SONY Investments And Advances In The Financial Services Segment [Member]
Disclosure Of Structured Entities [Line Items]
Transferred Assets That Do Not Meet The Requirement For Derecognition Of Financial Assets	¥ 182,417